Basis of Preparation - Group Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Contract assets	£ 249	£ 198
Trade and other receivables	445	431	£ 317	£ 360
Current assets
Contract assets	1,353	1,417
Trade and other receivables	3,238	3,692	4,029	3,860
Current tax receivable	110		77	73
Current liabilities
Trade and other payables	5,827	5,781	7,190	7,476
Contract liabilities	1,225	1,406
Total assets less current liabilities	49,367	47,284	46,137	43,062
Non-current liabilities
Other payables	1,479		1,326	1,298
Contract liabilities	200	87
Equity
Retained earnings	10,191	11,994	10,934	7,163
Total equity and non-current liabilities	49,367	£ 47,284	£ 46,137	£ 43,062
Adjustments [Member]
Non-current assets
Contract assets	(249)
Trade and other receivables	(149)
Current assets
Contract assets	(1,353)
Trade and other receivables	180
Current tax receivable	296
Current liabilities
Trade and other payables	1,313
Contract liabilities	(1,225)
Total assets less current liabilities	(1,363)
Non-current liabilities
Other payables	102
Contract liabilities	(200)
Equity
Retained earnings	(1,265)
Total equity and non-current liabilities	(1,363)
Amounts Without Adoption of IFRS 15 (IAS 18) [Member]
Non-current assets
Trade and other receivables	296
Current assets
Trade and other receivables	3,418
Current tax receivable	406
Current liabilities
Trade and other payables	7,140
Total assets less current liabilities	48,004
Non-current liabilities
Other payables	1,581
Equity
Retained earnings	8,926
Total equity and non-current liabilities	£ 48,004